Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Jul. 08, 2024	Jun. 30, 2024	Jun. 26, 2024	Jan. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares subject to possible redemption			134,550			3,931,719
Preferred stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			5,000,000			5,000,000	5,000,000
Preferred stock, shares issued			0			0	0
Preferred stock, shares outstanding			0			0	0
Stardust Power Inc And Subsidiary [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.00001
Common stock, shares authorized	700,000,000					15,000,000
Common stock, shares issued	47,872,445					9,017,300
Common stock, shares outstanding	47,872,445	47,736,650				9,017,300
Stardust Power Inc And Subsidiary [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value						$ 0.0001
Preferred stock, shares authorized
Common stock, par value						$ 0.0001
Common stock, shares authorized						69,033,000
Common stock, shares issued						41,499,772
Common stock, shares outstanding						41,499,772
Common Class A [Member]
Ordinary shares subject to possible redemption			134,550	134,550		3,931,719	30,000,000
Temporary equity, redemption price per share			$ 11.38			$ 11.12	$ 10.16
Common stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized			500,000,000			500,000,000	500,000,000
Common stock, shares issued			7,400,000			0	0
Common stock, shares outstanding			7,400,000			0	0
Common Class A [Member] | Stardust Power Inc And Subsidiary [Member]
Common stock, shares outstanding		9,017,300
Common Class B [Member]
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			50,000,000			50,000,000	50,000,000
Common stock, shares issued			100,000			7,500,000	7,500,000
Common stock, shares outstanding			100,000			7,500,000	7,500,000